NOTE 9 - NOTES PAYABLE: Schedule of note payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total Notes Payable	$ 40,000	$ 40,000
Less: Current Portion	(40,000)	(40,000)
Long-Term Notes Payable	0	0
Series 1
Note payable to an unrelated individual, interest at 12% per annum, issued August 1, 2018 due November 15, 2018 (in default), unsecured	10,000	10,000
Note payable to an individual, interest at 12% per annum, issued December 31, 2018 due December 31, 2019, unsecured	10,000	10,000
Series 2
Note payable to an unrelated individual, interest at 12% per annum, issued August 1, 2018 due November 15, 2018 (in default), unsecured	30,000	30,000
Note payable to an individual, interest at 12% per annum, issued December 31, 2018 due December 31, 2019, unsecured	$ 30,000	$ 30,000